Commitments and Contingencies - Additional Information (Detail)	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2012 USD ($)	Mar. 31, 2011 USD ($) Patent	Sep. 30, 2019 USD ($) Milestone	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Milestone	Dec. 31, 2017 USD ($)
Commitments And Contingencies [Line Items]
Rent expense			$ 300,000
Contingency reserves for litigation			0		$ 0
Maximum
Commitments And Contingencies [Line Items]
Rent expense					100,000
Patent License | PureTech Health
Commitments And Contingencies [Line Items]
Number of patents pending related to methods and compositions | Patent		2
Upfront payment		$ 0
Contingent milestone payments payable		10,000,000
Expenses incurred			0	$ 0	0	$ 0
Outstanding liabilities			$ 0		$ 0	$ 0
Patent License | PureTech Health | Maximum
Commitments And Contingencies [Line Items]
Contingent milestone payments payable		$ 10,000,000
Percentage of royalties payable on income from sublicensee, excluding royalties		25.00%
Patent License | PureTech Health | Minimum
Commitments And Contingencies [Line Items]
Percentage of royalties payable on income from sublicensee, excluding royalties		15.00%
Intellectual Property License Agreement | Eli Lilly and Company
Commitments And Contingencies [Line Items]
Upfront payment	$ 100,000
Number of milestones reached | Milestone			0		0
Milestone payments			$ 0		$ 0
Royalty expiration term	6 years
License agreement term			15 years
Intellectual Property License Agreement | Eli Lilly and Company | Maximum
Commitments And Contingencies [Line Items]
Contingent milestone payments payable	$ 16,000,000
Milestone payments payable	70,000,000
Commercial milestone payments payable	$ 54,000,000
Office Space | Massachusetts
Commitments And Contingencies [Line Items]
Lease term					51 months
Lease commencement period			2018-12		2018-12
Lease expiration period			2023-02		2023-02
Restricted cash			$ 100,000		$ 100,000